Long-term debt (Tables)	3 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
Schedule of Long-Term Debt Instruments
As of March 31, 2026 and December 31, 2025, the Company’s long-term debt is comprised of the SIF Loan (as defined below) and the FedDev Loan (as defined below) as follows:

	March 31, 2026	December 31, 2025
SIF Loan	$27,612	$27,536
FedDev Loan	2,421	2,462
Total long-term debt	$30,033	$29,998
The following table summarizes the changes in the carrying value of the SIF Loan for the three months ended March 31, 2026:

Balance as of December 31, 2025	$27,536
Changes due to foreign exchange rates, net of contributions received	(206)
Interest expense, net of changes in foreign exchange rates	282
Balance as of March 31, 2026	$27,612
The following table summarizes the changes in the carrying value of the FedDev Loan for the three months ended March 31, 2026:

Balance as of December 31, 2025	$2,462
Changes due to foreign exchange rates	(41)
Balance as of March 31, 2026	$2,421